STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Brazil - 6.4%
Cia de Saneamento de Minas Gerais-COPASA	2,229,500		6,272,089
Minerva	2,832,400		8,444,963
Petroleo Brasileiro, ADR	2,592,626		35,985,649
YDUQS Participacoes	263,100		894,614
			51,597,315
Chile - .4%
Cencosud	2,157,258		3,457,982
China - 28.1%
Agricultural Bank of China, Cl. H	21,599,000		8,206,221
Alibaba Group Holding, ADR	39,812	[a]	3,823,943
ANTA Sports Products	208,600		2,355,020
Bank of Communications, Cl. H	13,719,000		9,351,039
China CITIC Bank, Cl. H	22,494,000		10,862,582
China Construction Bank, Cl. H	37,251,939		27,711,734
China Galaxy Securities, Cl. H	14,150,500	[a]	7,802,846
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	3,501,800	[a]	23,070,742
China Shenhua Energy, Cl. H	3,363,000		11,177,344
Cosco Shipping Holdings, Cl. H	6,714,850	[b]	11,878,638
Greentown China Holdings	1,802,500		3,118,906
Haier Smart Home, CI. H	1,448,600	[a]	5,117,332
Huatai Securities, Cl. H	2,632,000	[a,c]	3,680,231
Huazhu Group, ADR	32,219		1,047,117
Industrial & Commercial Bank of China, Cl. H	11,642,000		6,985,149
Industrial Bank, Cl. A	1,499,300	[a]	4,430,426
JD.com, ADR	37,616		2,111,010
Lenovo Group	7,154,000	[b]	7,012,909
Maanshan Iron & Steel, Cl. H	20,894,000		7,963,199
Meituan, Cl. B	159,800	[a,c]	3,765,866
NetDragon Websoft Holdings	2,513,000		5,020,353
NetEase, ADR	76,831		7,969,680
NIO, ADR	63,071	[a,b]	1,096,805
PICC Property & Casualty, Cl. H	3,520,000		3,414,746
Ping An Insurance Group Company of China, Cl. H	507,500		3,219,429
Shanghai International Port Group, Cl. A	7,896,700	[a]	7,406,304
Shanghai Pharmaceuticals Holding, Cl. H	5,524,600	[a]	8,993,449
Sungrow Power Supply, CI. A	130,700	[a]	1,567,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
China - 28.1% (continued)
Sunny Optical Technology Group	180,600		2,818,604
Tencent Holdings	324,800		14,969,654
Wuxi Biologics Cayman	414,000	[a,c]	3,016,059
Zhongsheng Group Holdings	842,000		5,937,969
			226,902,954
Czech Republic - .2%
Avast	210,221	[c]	1,286,789
Greece - .8%
OPAP	415,786		6,198,699
Hong Kong - 4.4%
Bosideng International Holdings	20,062,000	[b]	10,650,792
China Traditional Chinese Medicine Holdings	13,242,000		6,983,607
Galaxy Entertainment Group	384,224		2,046,542
Sino Biopharmaceutical	13,929,000		7,756,327
SITC International Holdings	2,149,000		8,051,313
			35,488,581
India - 9.1%
GAIL India	4,446,691		8,433,256
Hindustan Unilever	135,898		4,089,091
ICICI Bank	588,041	[a]	5,651,979
Indus Towers	1,791,336		4,649,829
Larsen & Toubro	122,136	[a]	2,608,942
Mindtree	284,966		11,191,942
Motherson Sumi Wiring India	1,325,855	[a]	1,120,585
Power Grid Corporation of India	3,294,116		9,830,996
REC	2,693,508		4,130,754
Redington India	1,843,555	[a]	3,089,713
Tata Steel	524,334		7,132,480
Tech Mahindra	460,845		7,010,026
UPL	411,345	[a]	4,131,826
			73,071,419
Indonesia - 1.4%
Astra International	4,551,000		2,293,094
Bank Rakyat Indonesia	10,364,000		3,287,569
Indofood Sukses Makmur	13,054,800		5,908,182
			11,488,845
Mexico - 1.3%
Arca Continental	590,200		3,983,449
Grupo Aeroportuario del Centro Norte	468,700	[b]	3,377,507
Wal-Mart de Mexico	885,077		3,273,083
			10,634,039
Philippines - 1.5%
Ayala Land	2,278,800		1,285,257

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Philippines - 1.5% (continued)
International Container Terminal Services	2,452,960		10,118,497
Puregold Price Club	1,656,180		1,042,717
			12,446,471
Russia - .0%
Lukoil, ADR	85,809	[d]	0
Sberbank of Russia, ADR	884,047	[a,d]	0
X5 Retail Group, GDR	198,889	[d]	0
Yandex, Cl. A	34,166	[a,d]	0
Singapore - .5%
Sea, ADR	44,727	[a]	3,697,134
South Africa - 6.0%
Clicks Group	164,521		3,184,131
Impala Platinum Holdings	499,187		6,819,295
MTN Group	1,482,099		15,974,630
MultiChoice Group	724,510		6,198,431
Sibanye Stillwater	5,010,210		16,241,270
			48,417,757
South Korea - 15.3%
DB Insurance	152,940		8,012,541
DGB Financial Group	789,005		5,544,784
Hana Financial Group	168,367		6,722,369
HMM	146,774		3,834,129
Hyundai Mobis	72,836		12,832,081
KB Financial Group	288,589		14,111,503
Kia Motors	330,509		22,845,208
Korea Investment Holdings	151,484		8,749,794
Osstem Implant	51,430		4,564,350
POSCO Holdings	50,731		11,818,063
Samsung Electronics	276,419		15,052,931
Samsung SDI	5,739		2,651,969
SK Hynix	74,326		6,461,039
			123,200,761
Taiwan - 18.0%
Chailease Holding	3,113,795		24,053,656
Evergreen Marine	1,850,000		8,903,987
Gigabyte Technology	1,333,000	[a]	5,181,264
International Games System	219,000	[a]	5,654,725
MediaTek	354,000		10,967,250
momo.com	468,700	[a]	13,439,693
Taiwan Semiconductor Manufacturing	3,739,000		71,695,895
Tong Hsing Electronic Industries	633,000	[a]	5,570,386
			145,466,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Thailand - 2.5%
Advanced Info Service		2,200,300		13,947,241
Thai Beverage		3,615,600		1,832,063
Thanachart Capital		3,791,500		4,437,668
				20,216,972
Turkey - 1.2%
BIM Birlesik Magazalar		697,158		3,499,260
Eregli Demir ve Celik Fabrikalari		3,082,892		6,410,573
				9,909,833
United Arab Emirates - .4%
Dubai Islamic Bank		1,874,520		3,035,489
Uruguay - 1.1%
Globant		46,105	[a]	8,737,359
Total Common Stocks (cost $639,295,405)				795,255,255
	Preferred Dividend Yield (%)
Preferred Stocks - .1%
Brazil - .1%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $1,346,519)	12.55	622,500		1,342,569

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,550,791)	0.80	9,550,791	[e]	9,550,791
Total Investments (cost $650,192,715)		99.9%		806,148,615
Cash and Receivables (Net)		.1%		644,089
Net Assets		100.0%		806,792,704

ADR—American Depository Receipt

GDR—Global Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $4,836,319 and the value of the collateral was $10,636,015, consisting of cash collateral of $9,550,791 and U.S. Government & Agency securities valued at $1,085,224. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $11,748,945 or 1.46% of net assets.

d The fund held Level 3 securities at May 31, 2022. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	94,172,384	701,082,871	††	-	795,255,255
Equity Securities - Preferred Stocks	1,342,569	-		-	1,342,569
Investment Companies	9,550,791	-		-	9,550,791

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $155,955,900, consisting of $205,574,132 gross unrealized appreciation and $49,618,232 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.